Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

ShockWave Medical, Inc. (the “Company”) was incorporated on June 17, 2009. The Company is primarily engaged in the development of Intravascular Lithotripsy (“IVL”) technology for the treatment of calcified plaque in patients with peripheral vascular, coronary vascular and heart valve disease. Built on a balloon catheter platform, the IVL technology uses lithotripsy to disrupt both superficial and deep vascular calcium, while minimizing soft tissue injury, and an integrated angioplasty balloon to dilate blockages at low pressures, restoring blood flow.

In 2016, the Company began commercial and manufacturing operations, and began selling catheters based on the IVL technology. The Company’s headquarters are in Santa Clara, California. The Company is located and operates primarily in the United States and has a subsidiary in Germany.

Initial Public Offering

On March 11, 2019, the Company completed an initial public offering (“IPO”) of its common stock. As part of the IPO, the Company issued and sold 6,555,000 shares of its common stock, which included 855,000 shares sold pursuant to the exercise of the underwriters’ over-allotment option, at a public offering price of $17.00 per share. The Company received net proceeds of approximately $99.9 million from the IPO, after deducting underwriters’ discounts and commissions of $7.1 million and offering costs of $4.4 million, of which $1.5 million was incurred as of December 31, 2018. Prior to the completion of the IPO, all shares of Series A, A-1, B, C and D convertible preferred stock then outstanding were converted into 18,670,259 shares of common stock on a one-to-one basis.

In addition, on the completion of the IPO, all the Company’s outstanding preferred stock warrants were converted into 54,903 common stock warrants, which resulted in the reclassification of the convertible preferred stock warrant liability to additional paid-in capital. Furthermore, 101,744 shares of common stock were issued upon net exercise of warrants at the time of the IPO.

Concurrent with the IPO, the Company issued 588,235 shares of its common stock in a private placement for net proceeds of $10.0 million.

Reverse Stock Split

In February 2019, the Company’s board of directors approved an amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s common stock and convertible preferred stock on a 12.2-for-one basis (the “Reverse Stock Split”). The par values of the common stock and convertible preferred stock were not adjusted as a result of the Reverse Stock Split. All references to common stock, convertible preferred stock, warrants to purchase common stock, warrants to purchase convertible preferred stock, options to purchase common stock, early exercised options, share data, per share data and related information contained in the financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The number of shares of the Company’s common stock contained in the financial statements includes fractional shares resulting from the Reverse Stock Split, aggregating to 45 whole shares of common stock and 69 whole shares of preferred stock as of December 31, 2018, which fractional shares were settled in cash in fiscal 2019.

Need for Additional Capital

The Company has incurred significant losses and has negative cash flows from operations. As of September 30, 2019, the Company had an accumulated deficit of $163.2 million. Management expects to continue to incur additional substantial losses for the foreseeable future.

As of September 30, 2019, the Company had cash, cash equivalents and short-term investments of $114.1 million, which are available to fund future operations. The Company believes that its cash, cash equivalents and short-term investments as of September 30, 2019, will be sufficient for the Company to continue as a going concern for at least 12 months from the date the unaudited condensed consolidated financial statements are filed with the Securities and Exchange Commission (“SEC”). The Company’s future capital requirements will depend on many factors, including its growth rate, the timing and extent of its spending to support research and development activities and the timing and cost of establishing additional sales and marketing capabilities.

1. Organization and Basis of Presentation

ShockWave Medical, Inc. (the “Company”) was incorporated on June 17, 2009. The Company is primarily engaged in the development of Intravascular Lithotripsy (“IVL”) Technology for the treatment of calcified plaque in patients with peripheral vascular, coronary vascular and heart valve disease. Built on a balloon catheter platform, the IVL technology uses lithotripsy to disrupt both superficial and deep vascular calcium, while minimizing soft tissue injury, and an integrated angioplasty balloon to dilate blockages at low pressures, restoring blood flow.

In 2016, the Company began commercial and manufacturing operations, and began selling catheters based on the IVL Technology. The Company’s headquarters are in Santa Clara, California. The Company is located and operates primarily in the United States and has a subsidiary in Germany.

Going Concern

The Company has incurred significant losses and has negative cash flows from operations. As of December 31, 2018, the Company had an accumulated deficit of $126.9 million. Management expects to continue to incur additional substantial losses in the foreseeable future.

As of December 31, 2018, the Company had cash and cash equivalents of $39.6 million, which are available to fund future operations. The Company will need to raise additional capital to support the commercialization of its products and research and development activities. The Company’s activities are subject to significant risks and uncertainties, including the market acceptance of the Company’s products and the timing and extent of spending on research and development.

The Company believes that its cash and cash equivalents as of December 31, 2018, together with available borrowings under a revolving line of credit, will not be sufficient for the Company to continue as a going concern for at least one year from the issuance date of its consolidated financial statements. The Company believes that this raises substantial doubt about its ability to continue as a going concern. As a result, the Company will be required to raise additional capital from the sale of common stock or convertible preferred stock or the issuance of debt. However, no assurance can be given as to whether additional needed financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, the Company may be required to curtail planned activities to significantly reduce its operating expenses. Failure to manage discretionary spending or raise additional financing, as needed, may adversely impact the Company’s ability to achieve its intended business objectives and have an adverse effect on its results of operations and future prospects.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.